Share capital	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Share capital
11.	Share capital
On June 28, 2021, Intchains Group Limited, was incorporated in the Cayman Islands as an exempted company with limited liability to become our offshore holding company with authorized share capital of US$50,000 divided into 500,000,000 shares of a par value of US$0.0001 each. On June 28, 2021, the Company issued 1,000,000 ordinary shares to existing shareholders at a price of US$0.0001 per share for a total cash consideration of US$100. All share capital is unpaid yet.
On December 14, 2021, the directors of the Company and shareholders approved that, 176,470 ordinary shares of the Company to be issued and allotted to Golden Stone Capital Limited at a consideration of
RMB100,000,000.
On July 8, 2022, the Company effected 100 for 1 stock subdivision, such that the (i) authorized share capital of the Company was subdivided from US$50,000 divided into 500,000,000 shares, US$0.0001 par value each to US$50,000 divided into 50,000,000,000 shares, US$0.000001 par value each, and (ii) the issued and outstanding shares were 117,647,000 shares of par value of US$0.000001 each.
The Group adopted the “Amended and Restated Articles of Association” by the way of special resolution passed on July 12, 2022, which became effective upon the completion of the Company’s initial public offering of Class A Ordinary Shares represented by American Depositary Shares on the Designated Stock Exchange in March 2023. The Group authorized
50,000,000,000 shares of a par value of US$0.000001 each, comprising (a) 49,934,912,000 Class A Ordinary Shares of a par value of US$0.000001 each and (b) 65,088,000 Class B Ordinary Shares of a par value of US$0.000001 each. Each Class A Ordinary Share shall be entitled to one (1) vote on all matters subject to the vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to ten (10) votes on all matters subject to the vote at general meetings of the Company. Each Class B Ordinary Share shall be converted at the option of the holder, at any time after issue and without the payment of any additional sum, into one fully paid Class A Ordinary Share calculated at the Conversion Rate. Upon any sale, transfer, assignment or disposition of Class B Ordinary Shares by a holder thereof to any person or entity which is not an Affiliate of such holder, such Class B Ordinary Shares validly transferred to the new holder shall be automatically and immediately converted into an equal number of Class A Ordinary Shares.
The Group adopted the “2022 Share Incentive Plan” on July 12, 2022 (“The Plan”), by the way of special resolution passed on July 12, 2022, which became effective upon the completion of the proposed initial public offering of American Depositary Shares of the Company in March 2023 and shall continue for
10 years unless amended or terminated by the Board. The Company could use the following awards authorized for issuance or grant under the Plan: options, share appreciation rights, share awards, restricted share units, dividend equivalents or other share-based awards. The maximum aggregate number of shares that may be issued under the Plan is initially 6,500,000 Shares and shall automatically increase on the first trading day in January each calendar year during the term of the Plan, beginning on the first trading day in January 2023, by an amount equal to 1% of the total number of Shares outstanding as measured as of the last trading day in the immediately preceding calendar year, or such fewer number of Shares as determined by the Board, but in no event shall any such annual increase exceed 1,350,000 Shares. The shares issued under the Plan may be authorized, but unissued, or reacquired shares (subject to applicable laws), including shares repurchased by the Company on the open market.